INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 15:-     Income Taxes

a.	Israeli taxation:

1.	Taxable income of Israeli companies is subject to tax at the rate of 25% in 2012 and 2013 and 26.5% in 2014 and onwards.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (“the Law"):

Certain production and development facilities of Formula's Israeli subsidiaries and affiliates have been granted "Approved Enterprise" and "Beneficiary Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Beneficiary Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the benefit period of the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation.

For all the above referred to operations, the benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Law and related regulations (see below). Should any of Formula's Israeli subsidiaries fail to meet such requirements in the future, income attributable to the relevant entity's Approved Enterprise or Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2014, management believes that Formula's Israeli subsidiaries and affiliates are in compliance with all of the conditions required by the Investment Law.

Effective January 1, 2011, the Israeli Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Formula's Israeli subsidiaries and affiliates entire preferred income. These subsidiaries and affiliates will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rate of 16%.

Under the terms of the Approved Enterprise program, income that is attributable to one of Sapiens’ Israeli subsidiaries will be exempt from income tax for a period of two years commencing 2014. The tax holiday has resulted in a tax savings of approximately $ 1,900 in the year ended December 31, 2014. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the company, it would be taxed at the reduced corporate tax rate applicable to such profits (25%), and an income tax liability of up to approximately $1,800 would be incurred as of December 31, 2014.

Certain of Formula Israeli subsidiaries and affiliates intend to apply the new incentives regime under the Amendment to their industrial activities in Israel in 2014 and believe that they will qualify as an “Beneficiary Company” under the Amendment.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxes), 1969:

It is Formula’s management belief that some of its Israeli subsidiaries currently qualify as an "Industrial Company," within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). That Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these Israeli subsidiaries are entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.
Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

4.	Foreign Exchange Regulations

Under the Foreign Exchange Regulations, some of Formula's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes has been provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Group intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries and affiliates that are considered to be reinvested as of December 31, 2014 was $ 19,850 and 22,152, respectively and the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that were essentially permanent in duration as of December 31, 2014 was $207.

c.	Net operating loss carry forwards:

Formula

Formula stand alone had cumulative losses for tax purposes as of December 31, 2014 totaling approximately $  66,820 (as of December 31, 2013, the amount was $  61,261), which can be carried forward and offset against taxable income in the future for an indefinite period.

Matrix

Matrix had cumulative losses for tax purposes as of December 31, 2014 totaling approximately $  33,920 (as of December 31, 2013, the amount was $  33,700), which can be carried forward and offset against taxable income in the future for an indefinite period,

Magic

As of December 31, 2014, Magic and its Israeli subsidiaries had operating loss carry forwards of $  15,929, which can be carried forward and offset against taxable income in the future for an indefinite period. Magic's subsidiaries in Europe had estimated total available tax loss carry forwards of $  4,999 as of December 31, 2014, to offset against future taxable income. Magic's subsidiaries in the U.S. had estimated total available tax loss carry forwards of $  427 as of December 31, 2014, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Sapiens

As of December 31, 2014, certain subsidiaries of Sapiens had tax loss carry-forwards totaling approximately $  38,800. Most of these carry-forward tax losses have no expiration date.

Insync

As of December 31, 2014 Insync had no tax loss carry-forwards.

Formula, its subsidiaries and its affiliates have cumulative losses for tax purposes as of December 31, 2014 totaling approximately $  168,445 (as of December 31, 2013, the amount was $  177,211), of which $  142,191 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period, and approximately $  26,254 of which was in respect of companies abroad (as of December 31, 2013, that amount was $  30,284).

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on a consideration of these factors, the

Company recorded a valuation allowance as detailed in Note 15(e) below.

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula, its subsidiaries and its affiliates:

Formula

Formula's tax years 2011 through 2014 remain subject to examination by the Israeli Tax Authorities.

Matrix

Matrix and its subsidiaries have received final tax assessments (or assessments that are deemed final) up to and including the 2010 tax year.

Magic

Magic (the Israeli entity) and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2010. Non-Israeli subsidiaries of Magic are taxed according to the tax laws in their respective jurisdictions of domicile of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to adjustment for foreign tax credits) and foreign withholding taxes.

Sapiens

As of December 31, 2014, most of the Sapiens' Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2009 through 2014, to U.S. federal income tax audits for the tax years of 2009 through 2014, and to other for the tax years of 2006 through 2014.

e.	Deferred tax assets and liabilities:

1.	Composition, net:

	December 31,
	2013	2014

Net operating losses carried forward	$34,293	$35,611
Allowances, reserves and intangible assets	3,409	(22,216)
Capitalized software costs	(1,723)	(5,677)
Differences in measurement basis (cash basis for tax purposes)	(6,104)	(1,997)

	29,875	5,721
Valuation allowance	(20,692)	(26,084)

Total	$9,183	$(20,363)

2.	Presentation in balance sheets:

	December 31,
	2013	2014

Other current assets (Note 16c)	$6,755	$5,164
Other non-current assets	13,152	12,738
Other current liabilities	(2,567)	(1,375)
Long-term liabilities	(8,157)	(36,890)

	$9,183	$(20,363)

f.	Income before taxes on income:

	Year ended December 31,
	2012	2013	2014

Domestic	$35,680	$46,924	$21,869
Foreign	12,893	7,582	$8,300

Total	$48,573	$54,506	$30,169

g.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2012	2013	2014
Current taxes:

Domestic	$5,955	$5,474	$9,188
Foreign	1,113	2,526	2,857

	7,068	8,000	12,045
Deferred taxes:

Domestic	(453)	2,464	(1,901)
Foreign	(32)	(1,538)	(70)

Deferred taxes, net	(485)	926	(1,971)

Taxes on income	$6,583	$8,926	$10,074

h.	Theoretical tax:

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2012	2013	2014

Income before income taxes, as per the statement of operations	$48,573	$54,506	$30,169

Statutory tax rate in Israel	25%	25%	26.5%

Theoretical tax expense	12,143	13,627	7,995
Reconciliation:
Non-deductible expenses	1,965	810	267
Effect of different tax rates	547	813	848
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(761)	(183)	1,032
Effect of change in Israel tax rates	-	(677)	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(4,179)	(1,110)	-
Uncertain tax position	(1,260)	(3,560)	33
Taxes in respect of prior years	(2,456)	(638)	193
Other	146	(354)	(294)

Income taxes as per the statement of operations	$6,145	$8,728	$10,074

Effective tax rate - in %	12.7%	16.0%	33.4%

i.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2013	$4,487

Increase due to consolidation of Sapiens	(634)
Increase related to current year tax positions	-
Decrease related to prior years' tax positions	(2,836)

Balance as of December 31, 2013	1,017

Increase due to deconsolidation of Magic	(472)
Increase due to consolidation of Sapiens	705
Increase related to current year tax positions	115
Decrease related to prior years' tax positions	(82)

Balance as of December 31, 2014	1,283

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2012, 2013 and 2014, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $  97, $ 17 and $ 0, respectively. In addition, the Group's consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $  58 and $  198 at December 31, 2013 and 2014, respectively, which is included within income tax accrual in the Group's consolidated balance sheets. The increase in liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions is due to the consolidation of Sapiens having an impact of $ 198 which was offset by the deconsolidation of Magic amounting to ($ 58).

As of December 31, 2014, the entire amount of unrecognized tax benefit (i.e., $ 1,283) could affect the Group's income tax provision and the effective tax rate.